COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
TFG Marine
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance	$ 6,000,000
Guarantee amount, current exposure	0
Capital commitments	53,700,000
Purchases of goods, related party transactions	392,500,000	$ 434,400,000	$ 240,500,000
Euronav | Combination agreement
Disclosure of contingent liabilities [line items]
Cash paid (received), litigation settlements	$ 0
TFG Marine
Disclosure of contingent liabilities [line items]
Number of subsidiaries | subsidiary	2
Subsidiaries
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance	$ 60,000,000
Guarantee amount, current exposure	$ 0